Income Tax (Provision) Benefit (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
AMT Tax Credits and other	$ 20.0
Statutory federal tax rate		21.00%	21.00%	35.00%
Deferred tax assets	828.0	$ 2,386.0
Valuation allowance recorded against deferred tax assets	651.0	396.0
Unrecognized tax benefits	53.0	48.0	$ 49.0	$ 43.0
Unrecognized tax benefits that would impact effective tax rate	36.0
Unrecognized tax benefits that would impact effective tax rate, net	4.0
Decrease Unrecognized Tax Benefits	25.0
Net, after-tax interest and penalties recognized	1.0	0.4	$ 1.0
Net, after-tax interest and penalties accrued	9.0	8.0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
AMT Tax Credits and other	23.0
NOL carry forwards	1,200.0
Deferred tax assets	252.0
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
AMT Tax Credits and other	31.0
NOL carry forwards	4,100.0
Deferred tax assets	244.0
Operating loss carryforwards, with indefinite utilization period	550.0
Valuation allowance recorded against deferred tax assets	236.0
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
NOL carry forwards	1,300.0
Deferred tax assets	332.0
Operating loss carryforwards, with indefinite utilization period	1,100.0
NOL carry forward, valuation allowance	303.0
Tax credit, valuation allowance	1.0
The Hertz Corporation
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 5.0	$ 3.0